Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Weighted average assumptions used in calculating net periodic benefit cost other postretirement pension plans

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Discount rate	4.00%	4.75%	3.50%	4.50%
Rate of increase in compensation levels	3.75%	3.75%	N/A	N/A

Weighted average assumptions used in calculating the net periodic benefit cost for the company pension plans

	For the years ended December 31,
	2012	2011	2010
Discount rate	4.50%	5.50%	6.00%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%
Rate of increase in compensation levels	3.75%	4.00%	4.00%

Weighted average assumptions used in calculating the net periodic benefit cost for the company other postretirement plans

	For the years ended December 31,
	2012	2011	2010
Discount rate	4.00%	5.25%	5.75%
Expected long-term rate of return on plan assets	7.30%	7.30%	7.30%

Assumed health care cost trend rates

	As of December 31,
	2012	2011	2010
Pre-65 health care cost trend rate	8.45%	8.95%	9.70%
Post-65 health care cost trend rate	6.15%	7.75%	8.25%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	4.75%	5.00%	5.00%
Year that the rate reaches the ultimate trend rate	2020	2019	2018

Change in benefit obligation

	Pension Benefits		Other Postretirement Benefits
Change in Benefit Obligation	2012	2011	2012	2011
Benefit obligation — beginning of year	$5,465	$4,795	$424	$408
Service cost (excluding expenses)	92	102	2	5
Interest cost	250	259	14	20
Plan participants’ contributions	—	—	20	18
Actuarial loss (gain)	28	43	1	(15)
Settlements	(3)	—	—	—
Curtailment gain due to plan freeze	(42)	—	(116)	—
Change in assumptions	545	497	19	37
Benefits paid	(256)	(230)	(54)	(52)
Retiree drug subsidy	—	—	3	3
Foreign exchange adjustment	1	(1)	—	—
Benefit obligation — end of year	$6,080	$5,465	$313	$424

Change in plan assets

			Other Postretirement
	Pension Benefits		Benefits
Change in Plan Assets	2012	2011	2012	2011
Fair value of plan assets — beginning of year	$4,513	$3,922	$203	$190
Actual return on plan assets	381	613	17	13
Employer contributions	201	201	—	—
Benefits paid	(230)	(210)	—	—
Expenses paid	(13)	(12)	—	—
Settlements	(3)	—	—	—
Foreign exchange adjustment	1	(1)	—	—
Fair value of plan assets — end of year	$4,850	$4,513	$220	$203
Funded status — end of year	$(1,230)	$(952)	$(93)	$(221)

Defined benefit pension plans with accumulated benefit obligation in excess of plan assets

	As of December 31,
	2012	2011
Projected benefit obligation	$6,080	$5,441
Accumulated benefit obligation	6,079	5,394
Fair value of plan assets	4,850	4,492

Amounts recognized in consolidated balance sheet

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Other assets	$—	$—	$—	$—
Other liabilities	1,230	952	93	221
Total	$1,230	$952	$93	$221

Components of net periodic benefit cost

	Pension Benefits			Other Postretirement Benefits
	2012	2011	2010	2012	2011	2010
Service cost	$92	$102	$102	$2	$5	$7
Interest cost	250	259	252	14	20	22
Expected return on plan assets	(312)	(298)	(286)	(14)	(14)	(13)
Amortization of prior service credit	(9)	(9)	(9)	(4)	(1)	(1)
Amortization of actuarial loss	231	159	107	1	—	—
Settlements	1	—	20	—	—	—
Curtailment gain due to plan freeze	(11)	—	—	(1)	—	—
Net periodic benefit cost	$242	$213	$186	$(2)	$10	$15

Amounts recognized in other comprehensive income (loss)

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Amortization of actuarial loss	$(231)	$(159)	$(1)	$—
Settlement loss	(1)	—	—	—
Amortization of prior service credit	21	9	(111)	1
Net loss arising during the year	477	237	18	24
Total	$266	$87	$(94)	$25

Amounts in accumulated other comprehensive income (loss) on a before tax basis that have not yet been recognized as components of net periodic benefit cost

	Pension Benefits		Other Postretirement Benefits
	2012	2011	2012	2011
Net loss	$2,175	$1,930	$58	$39
Prior service credit	—	(21)	(110)	1
Transition obligation	—	—	—	2
Total	$2,175	$1,909	$(52)	$42

Target allocation by asset category

		Target Asset Allocation
	Pension Plans		Other Postretirement Plans
	(minimum)	(maximum)	(minimum)	(maximum)
Equity securities	10%	32%	15%	35%
Fixed income securities	50%	70%	65%	85%
Alternative assets	10%	25%	—%	—%

Weighted average asset allocation

	Percentage of Pension Plans Assets At Fair Value as of December 31,		Percentage of Other Postretirement Plans Assets at Fair Value as of December 31,
	2012	2011	2012	2011
Equity securities	20%	20%	23%	22%
Fixed income securities	60%	62%	77%	78%
Alternative Assets	20%	18%	—%	—%
Total	100%	100%	100%	100%

Fair values of company pension plan assets

	Pension Plan Assets at Fair Value as of December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments:	$119	$549	$—	$668
Fixed Income Securities:
Corporate	—	741	3	744
RMBS	—	334	11	345
U.S. Treasuries	59	819	—	878
Foreign government	—	53	3	56
CMBS	—	117	—	117
Other fixed income [1]	—	70	4	74
Equity Securities:
Large-cap domestic	—	570	—	570
Mid-cap domestic	52	—	—	52
Small-cap domestic	38	—	—	38
International	217	—	—	217
Other equities	—	1	—	1
Other investments:
Hedge funds	—	—	759	759
Total pension plan assets at fair value [2]	$485	$3,254	$780	$4,519

[1]	Includes ABS and municipal bonds.

[2]	Excludes approximately $43 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $37 of interest receivable carried at fair value.

	Pension Plan Assets at Fair Value as of December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments:	$2	$514	$—	$516
Fixed Income Securities:
Corporate	—	908	3	911
RMBS	—	325	3	328
U.S. Treasuries	35	980	—	1,015
Foreign government	—	52	2	54
CMBS	—	166	—	166
Other fixed income [1]	—	77	9	86
Equity Securities:
Large-cap domestic	—	591	—	591
Mid-cap domestic	51	—	—	51
Small-cap domestic	44	—	—	44
International	258	—	—	258
Other equities	—	1	—	1
Other investments:
Hedge funds	—	633	263	896
Total pension plan assets at fair value [2]	$390	$4,247	$280	$4,917

[1]	Includes ABS, municipal bonds, and foreign bonds.

[2]	Excludes approximately $76 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $9 of interest receivable carried at fair value.

Pension plan asset fair value measurements using significant unobservable inputs

Pension Plan Asset Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Assets	Corporate	RMBS	Foreign government	Other fixed income	Hedge funds	Totals
Fair Value as of January 1, 2012	$3	$11	$3	$4	$759	$780
Realized gains/(losses), net	—	(1)	—	—	17	16
Changes in unrealized gains/(losses), net	1	1	—	—	(2)	—
Purchases	1	17	1	10	267	296
Issuances	—	—	—	—	—	—
Sales	(2)	(25)	(2)	(1)	(106)	(136)
Transfers into Level 3	—	—	—	3	—	3
Transfers out of Level 3	$—	$—	$—	$(7)	$(672)	$(679)
Fair Value as of December 31, 2012	$3	$3	$2	$9	$263	$280

Pension Plan Asset Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
Assets	Corporate	RMBS	Foreign government	Other fixed income	Hedge funds	Totals
Fair Value as of January 1, 2011	$3	$9	$2	$8	$635	$657
Realized gains/(losses), net	—	—	—	—	—	—
Changes in unrealized gains/(losses), net	1	—	—	2	21	24
Purchases	2	10	3	1	223	239
Issuances	—	—	—	—	—	—
Sales	(1)	(9)	(2)	(4)	(120)	(136)
Transfers into Level 3	1	1	6	2	—	10
Transfers out of Level 3	$(3)	$—	$(6)	$(5)	$—	$(14)
Fair Value as of December 31, 2011	$3	$11	$3	$4	$759	$780

Fair value of other postretirement plan assets

	Other Postretirement Plan Assets at Fair Value as of December 31, 2012
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$14	$—	$14
Fixed Income Securities:
Corporate	—	65	—	65
RMBS	—	46	—	46
U.S. Treasuries	—	24	—	24
Foreign government	—	1	—	1
CMBS	—	24	—	24
Other fixed income	—	5	—	5
Equity Securities:
Large-cap	—	50	—	50
Total other postretirement plan assets at fair value [1]	$—	$229	$—	$229

[1]	Excludes approximately $10 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.

	Other Postretirement Plan Assets at Fair Value as of December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total
Short-term investments	$—	$9	$—	$9
Fixed Income Securities:
Corporate	—	53	—	53
RMBS	—	48	—	48
U.S. Treasuries	—	28	—	28
Foreign government	—	2	—	2
CMBS	—	18	—	18
Other fixed income	—	4	—	4
Equity Securities:
Large-cap	—	43	—	43
Total other postretirement plan assets at fair value [1]	$—	$205	$—	$205

[1]	Excludes approximately $3 of investment payables net of investment receivables that are not carried at fair value. Also excludes approximately $1 of interest receivable carried at fair value.

Company's prior contributions

Employer Contributions	Pension Benefits	Other Postretirement Benefits
2012	$201	$—
2011	$201	$—

Benefits expected to be paid

	Pension Benefits	Other Postretirement Benefits
2013	$301	$40
2014	316	39
2015	305	36
2016	315	33
2017	322	31
2018 - 2022	1,710	122
Total	$3,269	$301

Other postretirement benefits expected to be received under the medicare part d subsidy

2013	$4
2014	4
2015	4
2016	4
2017	5
2018 - 2022	24
Total	$45